Segment information - Revenue by Segment (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue	[1]	$ 65,406	$ 69,234	$ 74,463	$ 134,640	$ 146,942
Third-party
Disclosure of operating segments [line items]
Revenue		65,406	69,234	74,463	134,640	146,942
Third-party | Integrated Gas
Disclosure of operating segments [line items]
Revenue		9,576	9,602	9,052	19,179	18,247
Third-party | Upstream
Disclosure of operating segments [line items]
Revenue		1,193	1,510	1,590	2,703	3,349
Third-party | Marketing
Disclosure of operating segments [line items]
Revenue		28,241	27,083	32,005	55,324	62,045
Third-party | Chemicals and Products
Disclosure of operating segments [line items]
Revenue		18,388	21,610	24,583	39,998	48,319
Third-party | Renewables and Energy Solutions
Disclosure of operating segments [line items]
Revenue		7,996	9,417	7,222	17,413	14,959
Third-party | Corporate
Disclosure of operating segments [line items]
Revenue		12	12	11	23	22
Inter-segment
Disclosure of operating segments [line items]
Revenue		22,701	23,797	24,428	46,498	49,791
Inter-segment | Integrated Gas
Disclosure of operating segments [line items]
Revenue		2,412	2,675	2,157	5,086	4,560
Inter-segment | Upstream
Disclosure of operating segments [line items]
Revenue		8,502	9,854	10,102	18,356	20,390
Inter-segment | Marketing
Disclosure of operating segments [line items]
Revenue		2,177	1,849	1,363	4,026	2,718
Inter-segment | Chemicals and Products
Disclosure of operating segments [line items]
Revenue		8,775	8,255	9,849	17,030	20,161
Inter-segment | Renewables and Energy Solutions
Disclosure of operating segments [line items]
Revenue		835	1,164	957	1,999	1,962
Inter-segment | Corporate
Disclosure of operating segments [line items]
Revenue		$ 0	$ 0	$ 0	$ 0	$ 0

[1]	See Note 2 “Segment information”.